Fees Summary	Oct. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,104,057,809.58
Previously Paid Amount	0.00
Total Fee Amount	152,470.38
Total Offset Amount	0.00
Net Fee	$ 152,470.38